Note 17 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Interest rate swap contracts, current	$ 1,142,682	$ 540,753
Interest rate swap contracts, noncurrent	2,669,244	0
Derivatives	0	952,666
Fair Value, Recurring [Member]
Interest rate swap contracts, current	1,142,682	540,753
Interest rate swap contracts, noncurrent	2,669,244
Derivatives		952,666
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current	0	0
Interest rate swap contracts, noncurrent	0
Derivatives		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current	1,142,682	540,753
Interest rate swap contracts, noncurrent	2,669,244
Derivatives		952,666
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current	0	0
Interest rate swap contracts, noncurrent	$ 0
Derivatives		$ 0